Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Current
Cash	$ 1,870	$ 4,412	$ 753
Restricted cash	265
Receivables	5	5	14
Prepaid expenses	63	101	58
Total current assets	2,203	4,518	825
Non-current
Deposits	64	65	67
Available for sale securities at fair value	26	32	46
Equipment	8	14	20
Mineral interests	10,617	10,617	10,617
Total assets	12,918	15,246	11,575
Current
Accounts payable and accrued liabilities	1,904	1,256	4,440
Related party loan		1,000	1,500
Flow-through tax liability			624
Total current liabilities	1,904	2,256	6,564
Related party loans	1,175
Convertible debt	5,502	6,466
Derivative liability, convertible debt	115	330
Total liabilities	8,696	9,052	6,564
Commitments
SHAREHOLDERS' EQUITY
Common stock, unlimited shares authorized; shares outstanding: 195,428,961 and 180,467,990, respectively	66,139	58,401	47,617
Additional paid-in capital	9,711	8,630	7,250
Accumulated deficit	(71,153)	(60,222)	(48,814)
Accumulated other comprehensive loss	(475)	(615)	(1,042)
Total equity	4,222	6,194	5,011
Total liabilities and equity	$ 12,918	$ 15,246	$ 11,575